Other Assets	12 Months Ended
Dec. 31, 2024
Other Asset [Abstract]
Other assets
28.	Other assets

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Recoverable value-added tax	673,062	725,974	403,151
Prepayments	104,327	72,122	33,424
Prepaid income tax and value-added tax	107,053	271,163	61,160
Deferred expenses	29,277	16,211	8,185
Repossessed assets	30,077	10,173	10,381
Derivative financial assets	447,443	—	—
Settlement, clearing payment and others	6,988	461,361	320,823

	1,398,227	1,557,004	837,124
Less: Provisions for impairment	(24,548)	(5,639)	(5,498)

	1,373,679	1,551,365	831,626

(a)	Interest rate swap

As of December 31, 202 2	Carrying amount	Notional amount	Maturity date	Pay side	Receive side
	RMB’000	USD’000
Interest rate swap	222,086	1,290,000	2023/5/18	Fixed	1 month

(b)	Foreign currency swap

As of December 31, 202 2	Carrying amount	Notional amount	Maturity date	Pay side	Receive side
	RMB’000	USD’000
Foreign currency swap	225,357	1,050,000	2023/4/6-2023/5/15	RMB	USD